GOODWILL (Details) - USD ($)	12 Months Ended
	Jun. 27, 2020	Jun. 29, 2019
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Goodwill beginning balance		$ 30,217,597
Acquired Goodwil	$ 10,963,375	55,342,934
Transferred to Assets Held for Sale	(4,615,810)	(31,773,659)
Goodwill ending balance	33,861,150	53,786,872
Impairment Losses	(26,273,287)
California [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Goodwill beginning balance		8,427,925
Acquired Goodwil	8,217,465	8,314,918
Transferred to Assets Held for Sale	(1,869,900)
Goodwill ending balance	23,090,408	16,742,843
Impairment Losses
Illinois [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Goodwill beginning balance
Acquired Goodwil	2,745,910	9,810,050
Transferred to Assets Held for Sale	(2,745,910)
Goodwill ending balance	9,810,050	9,810,050
Impairment Losses
Nevada [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Goodwill beginning balance		11,111,980
Acquired Goodwil		5,444,307
Transferred to Assets Held for Sale
Goodwill ending balance		16,556,287
Impairment Losses	(16,556,287)
Arizona [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Goodwill beginning balance
Acquired Goodwil		31,773,659
Transferred to Assets Held for Sale		(31,773,659)
Goodwill ending balance
Impairment Losses
New York [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Goodwill beginning balance		10,677,692
Acquired Goodwil
Transferred to Assets Held for Sale
Goodwill ending balance	960,692	$ 10,677,692
Impairment Losses	$ (9,717,000)